Offerings	Jan. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,332,766
Proposed Maximum Offering Price per Unit	10.35
Maximum Aggregate Offering Price	$ 13,794,128.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,904.97
Offering Note	Rule 457(o) Fee Calculation Details Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminate number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends, or similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) promulgated under the Securities Act. Includes additional shares of common stock that may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (Shares of Common Stock underlying Representative's Warrants)
Amount Registered | shares	66,639
Proposed Maximum Offering Price per Unit	10.35
Maximum Aggregate Offering Price	$ 689,713.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 95.25
Offering Note	Upon the closing of this offering, the Company will issue the Representative warrants ("Representative's Warrants") to purchase up to 5% of the aggregate number of shares of Common Stock sold.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the Representative's Warrants because the Representative's Warrants are being registered in the same registration statement as the Common Stock issuable upon exercise of the Representative's Warrants.